Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 520	$ 492
Interest and investment income	38	28	$ 131	$ 126	$ 121
Realized gains and losses, net	1	(4)	2	(8)	11
Total revenues	1,693	1,643	$ 7,663	$ 7,257	$ 6,664
Title
Disaggregation of Revenue [Line Items]
Fees and Commissions, Mortgage Banking and Servicing	53	38
Title | Title insurance premiums
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,036	1,048
Title | Home warranty
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	45	41
Title | Insurance Contracts
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,081	1,089
Title | Escrow fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	183	174
Title | Other Title Related Fees And Income
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	140	138
Title | ServiceLink, excluding title premiums, escrow fees, and subservicing fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	94	106
Corporate and Other | Real estate brokerage
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	76	57
Corporate and Other | Real estate technology
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	25	15
Corporate and Other | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 2	$ 2